Finance Costs - Summary of Finance Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Costs [abstract]
Interest on interest-bearing liabilities	$ 229	$ 212	$ 201
Interest on lease liabilities	102	103	97
Accretion charge	238	110	29
Other finance costs	49	36	26
Less: Finance costs capitalised against qualifying assets	(311)	(294)	(123)
Finance costs	$ 307	$ 167	$ 230